Document And Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Civeo Canadian Holdings ULC
Document Type	S-4/A
Amendment Flag	false
Entity Central Index Key	0001629208
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Dec. 31, 2014